Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income [Abstract]
Net income	CAD 3,538	CAD 3,167	CAD 2,612
Other comprehensive income (loss) [Abstract]
Net gain (loss) on foreign currency translation	249	75	46
Net change in pension and other postretirement benefit plans	306	(995)	1,775
Amortization of gain on treasury lock	0	(1)	0
Other comprehensive income (loss) before income taxes	555	(921)	1,821
Income tax recovery (expense)	105	344	(414)
Other comprehensive income (loss)	660	(577)	1,407
Comprehensive income	CAD 4,198	CAD 2,590	CAD 4,019